UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2013

1.808781.109

NMI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.2%
		Principal Amount (d)	Value
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		$ 11,770,000	$ 11,519,299
Brazil - 1.2%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		9,345,000	9,536,573
6.5% 6/10/19 (g)		20,705,000	22,413,163
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	14,965,000	5,351,154
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		18,830,000	19,959,800
TOTAL BRAZIL			57,260,690
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	13,395,000	5,892,760
Magnesita Finance Ltd. 8.625% (g)(h)		16,220,000	15,165,700
TOTAL BRITISH VIRGIN ISLANDS			21,058,460
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		17,534,000	18,586,040
Cayman Islands - 4.1%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		7,600,000	8,018,000
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		45,050,000	47,358,813
Odebrecht Finance Ltd.:
7.125% 6/26/42 (g)		715,000	681,038
7.5% (g)(h)		31,706,000	30,754,820
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		28,410,000	28,540,260
6.75% 1/27/41		46,275,000	44,748,804
8.375% 12/10/18		31,510,000	37,615,063
TOTAL CAYMAN ISLANDS			197,716,798
Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco) 4.25% 7/17/42 (g)		6,445,000	5,309,539
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		14,360,000	14,701,323
TOTAL CHILE			20,010,862
Colombia - 0.2%
Colombia Telecomunicacines SA 5.375% 9/27/22 (g)		8,720,000	8,022,400
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (g)		8,680,000	8,853,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Costa Rica - continued
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		$ 2,900,000	$ 2,508,500
6.95% 11/10/21 (g)		7,001,000	7,211,030
TOTAL COSTA RICA			18,573,130
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		22,185,000	23,516,100
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		20,902,000	21,476,805
JSC Georgian Railway 7.75% 7/11/22 (g)		4,275,000	4,446,000
TOTAL GEORGIA			49,438,905
Hong Kong - 0.1%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		5,775,000	5,765,904
Hungary - 0.2%
Magyar Export-Import Bank 5.5% 2/12/18 (g)		11,525,000	11,597,031
Indonesia - 1.7%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		11,490,000	11,260,200
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		7,605,000	5,665,725
PT Adaro Indonesia 7.625% 10/22/19 (g)		9,615,000	10,018,830
PT Pertamina Persero:
4.3% 5/20/23 (g)		7,210,000	6,164,550
4.875% 5/3/22 (g)		9,390,000	8,497,950
5.25% 5/23/21 (g)		7,810,000	7,399,975
5.625% 5/20/43 (g)		16,380,000	12,776,400
6% 5/3/42 (g)		10,885,000	8,816,850
6.5% 5/27/41 (g)		6,035,000	5,250,450
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		5,880,000	5,615,400
TOTAL INDONESIA			81,466,330
Ireland - 1.5%
Alfa Bank OJSC 7.875% 9/25/17 (Issued by Alfa Bond Issuance PLC for Alfa Bank OJSC) (g)		5,805,000	6,348,929
CBOM Finance PLC 8.25% 8/5/14		7,540,000	7,803,900
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		8,140,000	8,292,625
SCF Capital Ltd. 5.375% 10/27/17 (g)		10,750,000	10,750,000
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (g)		8,840,000	9,083,100
6.8% 11/22/25 (g)		13,615,000	14,329,788
6.902% 7/9/20 (g)		14,540,000	15,957,650
TOTAL IRELAND			72,565,992
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Israel - 0.5%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (g)		$ 22,970,000	$ 24,635,325
Kazakhstan - 1.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		10,850,000	9,927,750
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		6,250,000	5,710,625
KazMunaiGaz Finance Sub BV 7% 5/5/20 (g)		11,545,000	13,045,850
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		8,230,000	7,676,944
5.75% 4/30/43 (g)		22,060,000	19,377,504
Zhaikmunai International BV 7.125% 11/13/19 (g)		24,630,000	25,799,925
TOTAL KAZAKHSTAN			81,538,598
Luxembourg - 2.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		14,250,000	14,962,500
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	39,710,000	15,722,386
EVRAZ Group SA 6.5% 4/22/20 (g)		11,295,000	10,363,163
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		17,715,000	18,866,475
RSHB Capital SA:
5.1% 7/25/18 (g)		10,715,000	10,875,725
5.298% 12/27/17 (g)		33,665,000	34,590,788
TOTAL LUXEMBOURG			105,381,037
Mexico - 6.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	499,640,000	35,308,224
Comision Federal de Electricid 4.875% 5/26/21 (g)		5,855,000	6,001,375
Fomento Economico Mexicano S.A.B. de CV 2.875% 5/10/23		3,585,000	3,189,797
Petroleos Mexicanos:
2.2862% 7/18/18 (i)		18,135,000	18,724,388
3.5% 1/30/23		6,500,000	5,925,725
4.875% 1/24/22		46,525,000	47,525,288
5.5% 1/21/21		21,920,000	23,542,080
5.5% 6/27/44		25,955,000	23,619,050
6% 3/5/20		16,120,000	17,756,180
6.5% 6/2/41		23,820,000	25,011,000
6.625% (g)(h)		34,361,000	34,704,610
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Petroleos Mexicanos: - continued
8% 5/3/19		$ 33,270,000	$ 40,506,225
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		11,649,000	11,794,613
TOTAL MEXICO			293,608,555
Netherlands - 4.3%
Access Finance BV 7.25% 7/25/17 (g)		7,745,000	7,706,275
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	5,100,000	68,995
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		11,320,000	11,829,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		5,544,000	5,973,660
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		5,385,000	5,903,306
6.95% 7/10/42 (g)		7,560,000	7,625,772
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		10,315,000	11,294,925
9.125% 7/2/18 (g)		14,460,000	17,605,050
11.75% 1/23/15 (g)		13,175,000	14,707,253
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,500,000	4,972,500
7.75% 1/20/20 (g)		14,750,000	16,261,875
7.875% 6/29/37 (Reg. S)		6,935,000	7,247,075
8% 8/7/19 (g)		11,230,000	12,465,300
Petrobras Global Finance BV 2.4081% 1/15/19 (i)		75,880,000	74,362,400
VimpelCom Holdings BV 5.2% 2/13/19 (g)		11,490,000	11,390,037
TOTAL NETHERLANDS			209,413,823
Nigeria - 0.1%
FBN Finance Co. BV 8.25% 8/7/20 (g)(i)		5,065,000	5,065,000
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		10,305,000	10,201,950
Peru - 0.3%
Corporacion Azucarera del Peru SA 6.375% 8/2/22 (g)		7,470,000	6,928,425
Corporacion Lindley SA 6.75% 11/23/21 (g)		5,795,000	6,084,750
TOTAL PERU			13,013,175
Philippines - 0.6%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		13,085,000	15,440,300
7.39% 12/2/24 (g)		10,645,000	12,827,225
TOTAL PHILIPPINES			28,267,525
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Russia - 0.3%
MTS International Funding Ltd. 8.625% 6/22/20 (g)		$ 14,120,000	$ 16,431,444
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		19,520,000	19,422,400
6.75% 8/6/23 (g)		8,600,000	8,838,220
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		8,625,000	7,600,350
TOTAL SOUTH AFRICA			35,860,970
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		16,416,000	16,498,080
Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		17,068,000	21,889,710
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (g)		25,710,000	21,853,500
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,040,000	3,545,100
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		4,045,000	3,357,350
TOTAL UNITED KINGDOM			6,902,450
United States of America - 1.7%
Pemex Project Funding Master Trust:
6.625% 6/15/35		29,025,000	31,129,313
6.625% 6/15/38		4,595,000	4,859,213
8.625% 2/1/22		28,592,000	34,238,920
Severstal Columbus LLC 10.25% 2/15/18		11,275,000	11,979,688
TOTAL UNITED STATES OF AMERICA			82,207,134
Venezuela - 5.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		51,450,000	48,414,450
5.25% 4/12/17		19,100,000	15,280,000
5.375% 4/12/27		26,225,000	15,079,375
5.5% 4/12/37		14,785,000	8,205,675
8.5% 11/2/17 (g)		137,580,000	124,647,480
8.5% 11/2/17 (Reg. S)		17,700,000	16,036,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9% 11/17/21 (Reg. S)		$ 38,500,000	$ 31,377,500
9.75% 5/17/35 (g)		12,965,000	9,853,400
TOTAL VENEZUELA			268,894,080
TOTAL NONCONVERTIBLE BONDS (Cost $1,844,165,754)			1,815,244,197
Government Obligations - 50.5%

Armenia - 0.3%
Republic of Armenia 6% 9/30/20 (g)		12,755,000	12,420,181
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (g)		5,865,000	5,571,750
Azerbaijan - 0.3%
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		11,290,000	10,584,375
5.45% 2/9/17 (Reg. S)		4,670,000	4,944,129
TOTAL AZERBAIJAN			15,528,504
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (g)		7,671,000	8,514,810
Bahrain - 0.3%
Bahrain Kingdom 6.125% 8/1/23 (g)		14,330,000	14,294,175
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		15,276,000	14,664,960
7.25% 12/15/21 (g)		11,539,000	11,192,830
TOTAL BARBADOS			25,857,790
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		21,200,000	20,458,000
8.95% 1/26/18		8,390,000	7,865,625
TOTAL BELARUS			28,323,625
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		8,973,800	5,474,018
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (g)		8,710,000	9,319,700
Government Obligations - continued
		Principal Amount (d)	Value
Bolivia - 0.3%
Plurinational State of Bolivia:
4.875% 10/29/22 (g)		$ 6,295,000	$ 5,673,369
5.95% 8/22/23 (g)		10,825,000	10,392,000
TOTAL BOLIVIA			16,065,369
Brazil - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		11,255,000	12,183,538
Brazilian Federative Republic:
8.25% 1/20/34		6,090,000	8,008,350
10.125% 5/15/27		12,132,000	18,410,310
12.25% 3/6/30		11,665,000	19,480,550
Caixa Economica Federal 4.5% 10/3/18 (g)		7,170,000	7,105,470
TOTAL BRAZIL			65,188,218
Cayman Islands - 0.2%
Cayman Island Government 5.95% 11/24/19 (g)		6,412,000	7,181,440
Colombia - 1.0%
Colombian Republic:
6.125% 1/18/41		23,365,000	25,467,850
7.375% 9/18/37		10,640,000	13,300,000
11.75% 2/25/20		7,456,000	10,755,280
TOTAL COLOMBIA			49,523,130
Congo - 1.1%
Congo Republic 3.5% 6/30/29 (e)		61,280,017	52,700,815
Costa Rica - 0.6%
Costa Rican Republic:
4.25% 1/26/23 (g)		8,630,000	7,788,575
4.375% 4/30/25 (g)		4,150,000	3,631,250
5.625% 4/30/43 (g)		7,130,000	6,220,925
8.28% 3/19/14 (Reg.S)	CRC	5,528,920,000	11,178,705
TOTAL COSTA RICA			28,819,455
Croatia - 1.0%
Croatia Republic:
5.5% 4/4/23 (g)		12,700,000	12,160,250
6.25% 4/27/17 (g)		25,340,000	26,637,408
6.625% 7/14/20 (g)		10,580,000	11,214,800
TOTAL CROATIA			50,012,458
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 0.9%
Dominican Republic:
5.875% 4/18/24 (g)		$ 29,290,000	$ 27,020,025
7.5% 5/6/21 (g)		7,565,000	8,018,900
9.04% 1/23/18 (g)		8,598,340	9,243,215
TOTAL DOMINICAN REPUBLIC			44,282,140
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (g)		8,049,000	8,330,715
El Salvador - 0.4%
El Salvador Republic:
7.625% 2/1/41 (g)		9,445,000	9,492,225
7.65% 6/15/35 (Reg. S)		7,580,000	7,580,000
TOTAL EL SALVADOR			17,072,225
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (g)		4,425,000	4,668,375
Guatemala - 0.4%
Guatemalan Republic:
4.875% 2/13/28 (g)		15,340,000	13,921,050
5.75% 6/6/22 (g)		5,685,000	5,798,700
TOTAL GUATEMALA			19,719,750
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (g)		7,880,000	6,540,400
Hungary - 2.1%
Hungarian Republic:
4.125% 2/19/18		20,991,000	20,781,090
4.75% 2/3/15		13,520,000	13,858,000
5.375% 2/21/23		15,922,000	15,484,145
6.25% 1/29/20		12,276,000	13,104,630
6.375% 3/29/21		21,763,000	23,150,391
7.625% 3/29/41		13,572,000	14,522,040
TOTAL HUNGARY			100,900,296
Indonesia - 2.2%
Indonesian Republic:
3.75% 4/25/22 (g)		7,650,000	6,913,688
4.625% 4/15/43 (g)		5,755,000	4,546,450
4.875% 5/5/21 (g)		12,085,000	11,964,150
5.875% 3/13/20 (g)		16,915,000	17,845,325
6.875% 1/17/18 (g)		8,370,000	9,353,475
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - continued
Indonesian Republic: - continued
7.75% 1/17/38 (g)		$ 8,435,000	$ 9,531,550
8.5% 10/12/35 (g)		14,955,000	18,170,325
11.625% 3/4/19 (g)		21,480,000	28,568,400
TOTAL INDONESIA			106,893,363
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		24,980,000	21,170,550
Ivory Coast - 0.4%
Ivory Coast 7.1% 12/31/32 (e)		23,710,000	20,864,800
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		6,325,000	6,230,125
8% 3/15/39		4,255,000	3,638,025
TOTAL JAMAICA			9,868,150
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		20,113,000	20,062,718
Lebanon - 2.6%
Lebanese Republic:
4% 12/31/17		8,176,500	7,931,205
4.9611% to 5.3554% 1/16/14 to 3/20/14	LBP	73,258,795,000	47,484,026
5.15% 11/12/18		6,455,000	6,229,075
5.45% 11/28/19		18,320,000	17,220,800
6.1% 10/4/22		11,490,000	10,858,050
6.75% 11/29/27 (Reg.S)		8,690,000	8,320,675
8.5% 8/6/15		5,835,000	6,214,275
8.5% 1/19/16 (Reg. S)		9,240,000	9,840,600
11.625% 5/11/16 (Reg. S)		11,990,000	13,728,550
TOTAL LEBANON			127,827,256
Mexico - 1.9%
United Mexican States:
4.75% 3/8/44		14,422,000	13,015,855
5.75% 10/12/10		5,745,000	5,400,300
6.05% 1/11/40		12,080,000	13,209,480
6.75% 9/27/34		20,630,000	24,446,550
7.75% 11/13/42	MXN	125,370,000	10,192,807
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - continued
United Mexican States: - continued
8.3% 8/15/31		$ 4,170,000	$ 5,712,900
11.5% 5/15/26		13,860,000	22,453,200
TOTAL MEXICO			94,431,092
Mongolia - 0.1%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		5,020,000	4,229,350
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (g)		14,035,000	12,806,938
5.5% 12/11/42 (g)		8,275,000	6,951,000
TOTAL MOROCCO			19,757,938
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		5,240,000	5,298,426
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		8,345,000	8,950,013
Nigeria - 1.2%
Republic of Nigeria:
4% 4/23/15	NGN	767,835,000	4,156,855
5.125% 7/12/18 (g)		5,030,000	5,092,875
6.75% 1/28/21 (g)		4,195,000	4,520,113
10.65% to 13.2512% 1/9/14 to 2/6/14	NGN	7,423,055,000	44,257,186
TOTAL NIGERIA			58,027,029
Panama - 0.8%
Panamanian Republic:
4.3% 4/29/53		19,580,000	15,272,400
7.125% 1/29/26		7,725,000	9,443,813
8.875% 9/30/27		9,915,000	13,633,125
TOTAL PANAMA			38,349,338
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		3,590,000	3,733,600
6.85% 2/12/42 (Reg.S)	PEN	14,340,000	5,299,106
6.95% 8/12/31 (Reg. S)	PEN	21,535,000	8,223,509
Government Obligations - continued
		Principal Amount (d)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 9,355,000	$ 11,951,013
8.75% 11/21/33		18,525,000	26,861,250
TOTAL PERU			56,068,478
Philippines - 2.4%
Philippine Republic:
7.75% 1/14/31		23,870,000	31,031,000
9.5% 2/2/30		22,620,000	33,590,700
10.625% 3/16/25		35,870,000	54,522,400
TOTAL PHILIPPINES			119,144,100
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (g)		15,470,000	14,773,850
6.75% 2/7/22 (g)		27,308,000	30,994,580
TOTAL ROMANIA			45,768,430
Russia - 7.5%
Russian Federation:
3.5% 1/16/19 (g)		35,800,000	36,068,500
4.875% 9/16/23 (g)		18,000,000	18,405,000
5.625% 4/4/42 (g)		27,145,000	27,755,763
5.875% 9/16/43 (g)		38,000,000	39,284,400
7.4% 4/19/17	RUB	416,755,000	13,180,553
7.5% 3/31/30 (Reg. S)		129,840,425	153,211,685
12.75% 6/24/28 (Reg. S)		46,092,000	79,623,930
TOTAL RUSSIA			367,529,831
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (g)		7,885,000	8,298,963
Serbia - 1.4%
Republic of Serbia:
4.875% 2/25/20 (g)		12,455,000	11,489,738
5.25% 11/21/17 (g)		9,165,000	9,096,263
6.75% 11/1/24 (g)		33,623,268	32,698,628
7.25% 9/28/21 (g)		14,505,000	15,103,331
TOTAL SERBIA			68,387,960
Slovenia - 2.8%
Republic of Slovenia:
4.75% 5/10/18 (g)		10,955,000	10,544,188
Government Obligations - continued
		Principal Amount (d)	Value
Slovenia - continued
Republic of Slovenia: - continued
5.5% 10/26/22 (g)		$ 88,320,000	$ 82,137,600
5.85% 5/10/23 (g)		46,225,000	43,913,750
TOTAL SLOVENIA			136,595,538
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		11,905,000	10,833,550
6.25% 10/4/20 (g)		14,880,000	14,359,200
6.25% 7/27/21 (g)		8,875,000	8,431,250
TOTAL SRI LANKA			33,624,000
Tanzania - 0.3%
Tanzania United Republic of 6.3921% 3/8/20 (i)		12,605,000	12,983,150
Turkey - 2.5%
Turkish Republic:
5.625% 3/30/21		17,765,000	18,520,013
6% 1/14/41		8,980,000	8,643,250
6.25% 9/26/22		12,410,000	13,324,617
6.75% 4/3/18		11,070,000	12,260,025
6.875% 3/17/36		7,540,000	7,992,400
7% 6/5/20		18,535,000	20,898,213
7.375% 2/5/25		14,905,000	16,842,650
7.5% 11/7/19		14,760,000	17,047,800
11.875% 1/15/30		5,290,000	8,371,425
TOTAL TURKEY			123,900,393
Ukraine - 2.9%
Ukraine Government:
6.25% 6/17/16 (g)		7,235,000	6,222,100
6.875% 9/23/15 (Reg. S)		10,680,000	9,371,700
7.5% 4/17/23 (g)		11,625,000	9,604,575
7.5% 4/17/23 (Reg. S)		12,000,000	10,050,000
7.75% 9/23/20 (g)		13,385,000	11,377,250
7.8% 11/28/22 (g)		22,685,000	18,885,263
7.95% 6/4/14 (g)		50,740,000	48,329,850
7.95% 2/23/21 (g)		5,845,000	4,982,863
9.25% 7/24/17 (g)		23,185,000	21,302,378
TOTAL UKRAINE			140,125,979
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - 0.5%
U.S. Treasury Bonds stripped principal 0% 8/15/43		$ 82,390,000	$ 25,382,876
Uruguay - 0.3%
Uruguay Republic:
4.125% 11/20/45		8,950,000	7,070,500
7.625% 3/21/36		3,585,000	4,517,100
7.875% 1/15/33 pay-in-kind		3,585,000	4,612,103
TOTAL URUGUAY			16,199,703
Venezuela - 3.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		458,489	11,806,092
5.75% 2/26/16 (Reg S.)		16,925,000	15,274,813
6% 12/9/20		11,855,000	8,612,658
7.65% 4/21/25		14,710,000	10,591,200
7.75% 10/13/19 (Reg. S)		19,525,000	16,235,038
8.25% 10/13/24		20,475,000	15,407,438
8.5% 10/8/14		29,171,000	29,171,000
9% 5/7/23 (Reg. S)		14,915,000	12,081,150
9.25% 5/7/28 (Reg. S)		16,215,000	12,728,775
9.375% 1/13/34		10,280,000	8,121,200
11.75% 10/21/26 (Reg. S)		11,205,000	10,336,613
11.95% 8/5/31 (Reg. S)		11,690,000	10,784,025
TOTAL VENEZUELA			161,150,002
Vietnam - 0.1%
Vietnamese Socialist Republic 6.75% 1/29/20 (g)		5,755,000	6,186,625
Zambia - 0.3%
Republic of Zambia 5.375% 9/20/22 (g)		17,375,000	15,116,250
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,443,086,138)			2,468,501,640
Common Stocks - 1.5%
	Shares
Brazil - 0.4%
Itau Unibanco Holding SA sponsored ADR	468,100	6,609,572
Petroleo Brasileiro SA - Petrobras sponsored ADR	465,700	7,213,693
Vale SA (PN-A) sponsored ADR	429,800	6,107,458
TOTAL BRAZIL		19,930,723
Common Stocks - continued
	Shares	Value
Colombia - 0.3%
BanColombia SA sponsored ADR	114,300	$ 6,576,822
Ecopetrol SA ADR (f)	157,100	7,226,600
TOTAL COLOMBIA		13,803,422
Mexico - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	610,100	12,086,081
Russia - 0.3%
Gazprom OAO sponsored ADR (Reg. S)	644,800	5,680,688
LUKOIL Oil Co. sponsored ADR (United Kingdom)	93,700	5,940,580
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	358,200	4,316,310
TOTAL RUSSIA		15,937,578
United Kingdom - 0.1%
Bank of Georgia Holdings PLC	132,900	4,156,733
United States of America - 0.1%
Southern Copper Corp.	214,900	5,853,876
TOTAL COMMON STOCKS (Cost $71,392,537)		71,768,413
Investment Companies - 1.3%

United States of America - 1.3%
iShares MSCI Emerging Markets Index ETF (f) (Cost $66,915,739)	1,615,200	65,851,704
Preferred Securities - 0.4%
	Principal Amount (d)
Brazil - 0.3%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 11,510,000	12,113,102
China - 0.1%
Sinochem Group 5% (e)(g)(h)	5,860,000	5,570,918
TOTAL PREFERRED SECURITIES (Cost $17,627,063)		17,684,020
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a)	345,595,394	$ 345,595,394
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(b)	23,301,289	23,301,289
TOTAL MONEY MARKET FUNDS (Cost $368,896,683)		368,896,683
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,812,083,914)		4,807,946,657
NET OTHER ASSETS (LIABILITIES) - 1.5%		75,492,066
NET ASSETS - 100%		$ 4,883,438,723
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,047,603,331 or 41.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 402,519
Fidelity Securities Lending Cash Central Fund	183,367
Total	$ 585,886
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 26,061,561	$ 26,061,561	$ -	$ -
Financials	21,659,437	21,659,437	-	-
Materials	11,961,334	11,961,334	-	-
Telecommunication Services	12,086,081	12,086,081	-	-
Corporate Bonds	1,815,244,197	-	1,815,175,202	68,995
Government Obligations	2,468,501,640	-	2,457,322,935	11,178,705
Investment Companies	65,851,704	65,851,704	-	-
Preferred Securities	17,684,020	-	17,684,020	-
Money Market Funds	368,896,683	368,896,683	-	-
Total Investments in Securities:	$ 4,807,946,657	$ 506,516,800	$ 4,290,182,157	$ 11,247,700
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $4,782,258,250. Net unrealized appreciation aggregated $25,688,407, of which $180,297,703 related to appreciated investment securities and $154,609,296 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013